REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Mar. 30, 2026	Mar. 06, 2026	Dec. 31, 2025	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	May 22, 2026	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2024
Common stock, shares authorized			400,000,000				400,000,000		400,000,000		400,000,000	400,000,000
Preferred stock, shares authorized			1,000,000				1,000,000		1,000,000		1,000,000
Common stock, par value			$ 0.01				$ 0.01		$ 0.01		$ 0.01	$ 0.01
Gravitics Inc [Member]
Authorized shares of capital stock				37,188,608		37,188,608							25,853,696
Common stock, shares authorized			19,841,878	27,004,445		27,004,445	19,841,878	19,841,878	32,620,000	32,620,000			19,841,878
Preferred stock, shares authorized			6,011,819	10,184,163		10,184,163	6,011,819		10,118,115	10,118,115			6,011,819
Common stock, par value			$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Gross profit						$ 4,900
Issued and Outstanding Shares									10,118,115
Liabilities			$ 10,100				$ 10,100
Promissory notes and accrued interest	$ 600	$ 600					600
Convertible promissory note liabilities			$ 5,739				$ 5,739
Non cumulative dividends rate			6.00%				6.00%		6.00%
Series A-I [Member] | Gravitics Inc [Member]
Authorized shares of capital stock				37,188,608		37,188,608
Common stock, shares authorized				27,004,445		27,004,445
Preferred stock, shares authorized				4,073,456		4,073,456
Series A-I [Member] | Gravitics Inc [Member] | SAFE Agreements [Member]
Conversion price per share	$ 7.44				$ 4.89	$ 4.89
Issued and Outstanding Shares					1,373,131	1,373,131
Series A-I [Member] | Gravitics Inc [Member] | Merger Agreement [Member]
Conversion price per share		$ 4.89
Issued and Outstanding Shares	122,744	122,744
Series A-I Closing [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized				10,184,163		10,184,163			10,118,115
Series Seed-I [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized			3,202,357				3,202,357		1,375,958
Issuance of shares				1,442,006		1,442,006		132,097
Issued and Outstanding Shares			1,375,958				1,375,958		1,375,958
Series A-II [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized				738,035		738,035
Series A-II [Member] | Gravitics Inc [Member] | SAFE Agreements [Member]
Conversion price per share					$ 4.75	$ 4.75
Issued and Outstanding Shares					738,035	738,035
Series A-III [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized				1,121,204		1,121,204
Series A-III [Member] | Gravitics Inc [Member] | Merger Agreement [Member]
Conversion price per share			$ 4.60				$ 4.60
Series A One Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Number of shares issued					2,240,041	337,540
Conversion price per share				$ 4.89	$ 4.89	$ 4.89
Gross proceeds					$ 10,900	$ 1,700
Series A III Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member] | Merger Agreement [Member]
Conversion price per share		$ 4.60
Issued and Outstanding Shares	1,121,204	1,121,204
Series Seed One Preferred Stock [Member] | Gravitics Inc [Member]
Issued and Outstanding Shares				1,375,958					1,375,958
Series A-I [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized									4,073,456
Conversion price per share									$ 4.89
Issued and Outstanding Shares									4,073,456
Series A-II [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized									738,035
Conversion price per share									$ 4.75
Issued and Outstanding Shares									738,035
Series A-III [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized									1,121,204
Conversion price per share									$ 4.60
Issued and Outstanding Shares									1,121,204
Series A-III [Member] | Gravitics Inc [Member] | SAFE Agreements [Member]
Conversion price per share	$ 7.31
Series AI Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Gross proceeds			$ 1,700
Series Seed I Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Conversion price per share			$ 6.25				6.25
Series Seed II Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Conversion price per share			0.78				0.78
Series Seed III Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Conversion price per share			$ 1.95				$ 1.95